SCHEDULE OF DEFERRED INCOME TAXES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred tax liability:
Deferred tax asset
Net Operating Loss Carryforward	6,401,803	5,876,129
Valuation allowance	(6,401,803)	(5,876,129)
Net deferred tax asset
Net deferred tax liability